Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Intangible Assets and Goodwill
a)	Breakdown

	December 31,
	2018			2017
	Cost	Accumulated amortization	Net amount	Net amount
Goodwill (i)	753,502	—	753,502	753,502
Airport operating licenses (ii)	82,196	—	82,196	82,196
Software	357,457	(176,599)	180,858	125,302

	1,193,155	(176,599)	1,016,556	961,000

Schedule of Changes in Intangible Assets
b)	Changes in intangible assets balances are as follows:

	Costs
	December 31, 2017	Acquisitions	Disposals/ Written-off	Transfers	December 31, 2018
Goodwill (i)	753,502	—	—	—	753,502
Airport operating licenses (ii)	82,196	—	—	—	82,196
Software	257,275	100,204	(22)	—	357,457

	1,092,973	100,204	(22)	—	1,193,155

	Accumulated amortization
	December 31, 2017	Amortization for the year	Disposals/ Written-off	Transfers	December 31, 2018
Software	(131,973)	(44,631)	5	—	(176,599)

	(131,973)	(44,631)	5	—	(176,599)

(i)

Refers to goodwill recorded in the acquisition of TudoAzul (former TRIP) in 2012. The amount of R$753,502 represents the excess of the consideration transferred over the fair value of the net assets acquired and liabilities assumed.

(ii)

As part of the purchase price allocation of TudoAzul (former TRIP) acquisition, the Company recognized a separate intangible asset for the airport operating licenses. These intangible assets were deemed to have an indefinite life.

Summary of Variations in the Earnings Before Interest and Tax Margin and Nominal Discount Rate

The Company prepared a sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and the nominal discount rate as shown below:

	Variations
Appreciation (depreciation)	1.0%	0.0%	-1.0%
Discount rate before taxes	11.6%	10.6%	9.6%
EBIT	6.7%	5.7%	4.7%